Loans Payable (Details Narrative)							1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 07, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 14, 2025 USD ($)	Dec. 11, 2024 USD ($) $ / shares	Oct. 29, 2024 USD ($) $ / shares shares	Oct. 09, 2024 GBP (£) shares	Feb. 28, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Oct. 31, 2024 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Nov. 30, 2024 USD ($)	Aug. 06, 2024 USD ($)	Oct. 22, 2023 $ / shares	May 01, 2022 USD ($)
Short-Term Debt [Line Items]
Bridge loan																			$ 200,000
Debt Instrument, Maturity Date						Dec. 19, 2024
Interest expense															$ 40,000
Principal amount																$ 5,700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 30,000
Interest expense														$ 200,000	$ 32,000
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Fair Value Adjustment of Warrants											$ (7,000)		$ (137,000)	$ (138,000)	$ (221,000)
PIPE Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 264,900
Proceeds from Warrant Exercises				$ 200,000
October 2024 Nirland Note [Member]
Short-Term Debt [Line Items]
Principal amount									$ 600,000
Arrangement fee percentage									1.00%
Proceeds from Warrant Exercises								$ 200,000
Repayment of principal and interest amount	$ 100,000	$ 200,000	$ 100,000
Debt obligations amount														0
Interest expense														$ 9,000
October 2024 Nirland Note [Member] | PIPE Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 88.30							$ 88.30
October 2024 Nirland Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate									12.00%
Loans Amendment [Member]
Short-Term Debt [Line Items]
Repayments of debt							$ 100,000
Bridge Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal amount					$ 600,000
Interest rate					4.21%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 314,384.30
Interest expense															$ 1,000
Commitment fees					$ 600,000
Class of Warrant or Right, Outstanding | shares					1
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001
Common stock closing price percentage					50.00%
Fair Value Adjustment of Warrants					$ 200,000
Warrants and Rights Outstanding																	$ 200,000
Notes Payable																	600,000
Debt Instrument, Unamortized Discount																	$ 200,000
Amortization of debt discount															$ 200,000
Common Stock [Member]
Short-Term Debt [Line Items]
Cash | £						£ 60,000
Stock Issued During Period, Value, Conversion of Units | £						£ 25,000
Stock Issued During Period, Shares, Conversion of Units | shares						1